Annual Total Returns[BarChart] - Aggressive Allocation Fund - Aggressive Allocation Fund Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	2.31%	13.41%	24.19%	7.66%	(0.38%)	10.86%	16.64%	(7.13%)	22.74%	13.72%